Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	2,413,173	2,309,466
Allowance for credit losses:
Balance at beginning of the year	(118,724)	(120,495)
Additions	(1,494)	(2,187)
Exchange loss	(7,921)	(3,017)
Write-offs	7,644	962

Balance at end of the year	(120,495)	(124,737)

Accounts receivable, net	2,292,678	2,184,729